Components of Other Payables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable and Accrued Liabilities [Line Items]
Accrued tender expenses	$ 6,750	$ 4,256
Accrued construction costs	9,180	11,022
Accrued operating expenses	30,435	20,975
Accrued professional fees	10,297	3,261
Accrued dispute charges	9,700
Advance subsidies from government	17,647	6,325
Guarantee deposits from distributors	11,172	8,953
Accrued interest expenses	698	588
Accrued warranty provision	11,417	8,974
Others	1,232	1,003
Other payables	$ 108,528	$ 65,357